Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Balance Sheets - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Beginning balance	$ 13,434,219	$ 13,260,262	$ 24,276,178	$ 24,276,178	$ 229,692,494	$ 202,000,000
Less:
Redemptions			(11,325,822)
Plus:
Remeasurement of carrying value to redemption value	179,258	173,957	309,906
Ending balance	$ 13,613,477	$ 13,434,219	$ 13,260,262	$ 13,613,477	$ 24,276,178	$ 229,692,494